Amount Due to Director - Schedule of Amount Due to Directors (Details) - USD ($)	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Amount due to director	$ 33,265	$ 7,998	$ 3,128
Restatement [Member]
Amount due to director			$ 3,128